VEDDERPRICE                                             VEDDERPRICE P.C.
                                                        222 NORTH LASALLE STREET
                                                        CHICAGO, ILLINOIS 60601
                                                        312-609-7500
                                                        FAX: 312-609-5005

COREY L. ZARSE
312-609-7785
czarse@vedderprice.com


                                                                  April 30, 2010



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Ms. Deborah ONeal-Johnson

         Re:    Henderson Global Funds
                Post-Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 41 under Investment Company Act of 1940
                File Nos. 333-62270 and 811-10399

To the Commission:

         On behalf of (the "Registrant") we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant's Post-Effective Amendment No. 39 to its Registration Statement on Form (Amendment No. 41 under the 1940 Act) marked to show changes from the Registrant's previously filed Post-Effective Amendments to its Registration Statement filed in connection with the Henderson International Equity Fund, Henderson Worldwide Income Fund and Henderson Money Market Fund.

         This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the funds' financial statements and making certain other non-material changes.

         Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7785 if you have any questions.

                                                              Sincerely,

                                                              /s/ Corey L. Zarse

CLZ/kc
Enclosures